Stock-Based Compensation and Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Equity
Stock-Based Compensation and Equity
313 Incentive Units
The Company’s indirect parent, 313 Acquisition LLC (“313”), which is majority owned by Blackstone, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). As of March 31, 2019, 84,132,816 Incentive Units had been awarded, and were outstanding, to current and former members of senior management and a board member, of which 42,169,456 were outstanding to the Company’s Chief Executive Officer and President. In June 2018, the Incentive Units and SARs (defined below) vesting terms were modified (“Modification”). Prior to the Modification, the Incentive Units were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date or June 2018 for those granted prior to the modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The grant date fair value was primarily determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility varies from 55% to 125%; expected exercise term between 3.96 and 6.00 years; and risk-free rates between 0.62% and 2.61%.

Vivint Stock Appreciation Rights
The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees and board members, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. Prior to the Modification in June 2018, the SARs were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by Blackstone. Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date or June 2018 for those granted prior to the modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 36,576,342 SARs were outstanding as of March 31, 2019. In addition, 53,621,891 SARs have been set aside for funding incentive compensation pools pursuant to long-term sales and installation employee incentive plans established by the Company.
The fair value of the Vivint Group awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 125%, expected dividends of 0%; expected exercise term between 6.00 and 6.47 years; and risk-free rates between 0.61% and 2.61%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.
Restricted Stock Units
In March 2019 and June 2018, the Company’s subsidiary, Vivint Group, awarded 236,111 and 360,000 Restricted Stock Units (“RSUs”), respectively, to certain board members, pursuant to an omnibus incentive plan. The purpose of the RSUs is to compensate board members for their board service and align their interests of those of the Company's shareholders. The RSUs are subject to a three year time-based ratable vesting period.
Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Three Months Ended March 31,
	2019	2018
Operating expenses	$43	$18
Selling expenses	87	45
General and administrative expenses	727	141
Total stock-based compensation	$857	$204

The increase in total stock-based compensation for the three months ended March 31, 2019 was primarily due to the Modification in June 2018.

Stock-Based Compensation and Equity
313 Incentive Units
The Company’s indirect parent, 313 Acquisition LLC (“313”), which is wholly owned by the Investors, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). As of December 31, 2018, a total of 85,362,836 Incentive Units had been awarded, and were outstanding, to current and former members of senior management and a board member, of which 42,169,456 were issued to the Company’s Chief Executive Officer and President. In June 2018, the Incentive Units and SARs (defined below) vesting terms were modified ("Modification"). Prior to the Modification, the Incentive Units were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date or June 2018 for those granted prior to the modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility varies from 55% to 125%; expected exercise term between 3.96 and 6.00 years; and risk-free rate between 0.61% and 2.61%.
A summary of the Incentive Unit activity for the years ended December 31, 2018 and 2017 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	85,882,836	$1.19	6.81	$—
Forfeited	(70,000)	1.30
Outstanding, December 31, 2017	85,812,836	1.19	5.81	—
Forfeited	(450,000)	1.93
Outstanding, December 31, 2018	85,362,836	1.18	4.81	—
Unvested shares expected to vest after December 31, 2018	59,663,659	1.22	4.93	—
Exercisable at December 31, 2018	25,699,177	$1.11	4.50	$—

As of December 31, 2018, there was $10.7 million of unrecognized compensation expense related to outstanding Incentive Units, which will be recognized over a weighted-average period of 4.29 years. As of December 31, 2018 and 2017, the weighted average grant date fair value per share of the outstanding incentive units was $0.36 and $0.30, respectively.
Stock Appreciation Rights
The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees and board members, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. Prior to the Modification in June 2018, the SARs were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by Blackstone. Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date or June 2018 for those granted prior to the modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 38,011,879 SARs were outstanding as of December 31, 2018. In addition, 53,621,891 SARs have been set aside for funding incentive compensation pools pursuant to long-term sales and installation employee incentive plans established by the Company.
The fair value of the Vivint Group awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 125%, expected dividends of 0%; expected exercise term between 6.00 and 6.50 years; and risk-free rates between 0.61% and 2.61%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

A summary of the Vivint Group SAR activity for the years ended December 31, 2018 and 2017 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	21,993,158	$0.96	8.23	$—
Granted	13,250,640	1.74
Forfeited	(2,374,864)	1.12
Exercised	(114,644)	0.72
Outstanding, December 31, 2017	32,754,290	1.26	9.21	—
Granted	14,630,000	1.79
Forfeited	(9,255,137)	1.31
Exercised	(117,274)	0.89
Outstanding, December 31, 2018	38,011,879	1.46	8.07	—
Unvested shares expected to vest after December 31, 2018	33,813,668	1.51	8.28	—
Exercisable at December 31, 2018	4,198,211	$1.02	6.30	$—

As of December 31, 2018, there was $4.6 million of unrecognized compensation expense related to outstanding Vivint awards, which will be recognized over a weighted-average period of 4.40 years. As of December 31, 2018 and 2017, the weighted average grant date fair value per share of the outstanding SARs was $0.23 and $0.19, respectively.
The Company’s subsidiary, Vivint Wireless, has also awarded an immaterial amount of Wireless SARs to various employees. There were no Wireless SARs outstanding as of December 31, 2018 and the Company does not intend to issue any additional Wireless SARs.
Restricted Stock Units
In June 2018, the Company’s subsidiary, Vivint Group, awarded 360,000 Restricted Stock Units (“RSUs”) to certain board members, pursuant to an omnibus incentive plan. The purpose of the RSUs is to compensate board members for their board service and align their interests of those of the Company's shareholders. The RSUs are subject to a three year time-based ratable vesting period. All RSUs are expected to vest after December 31, 2018 and none are exercisable at December 31, 2018.
The fair value of the RSU awards is measured at the grant date, and is recognized as expense over the requisite service period. The fair value was determined using a Black-Scholes valuation model with the following assumptions: expected volatility of 95%, expected dividends of 0%; expected exercise term of 3 years; and a risk-free rate of 2.61%. As of December 31, 2018, there was $0.1 million of unrecognized compensation expense related to outstanding RSUs, which will be recognized over a period of 2.44 years. The grant date fair value per share of the outstanding SARs was $0.48.

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2018, 2017 and 2016 is allocated as follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Operating expenses	$129	$65	$68
Selling expenses	285	217	(127)
General and administrative expenses	2,091	1,313	3,927
Total stock-based compensation	$2,505	$1,595	$3,868

Total stock-based compensation increased in 2018, partially as a result of the Modification. Stock-based compensation expense presented in selling expenses was negative for the year ended December 31, 2016 due to a retrospective adjustment in the grant-date fair value of a series of stock-based awards. Stock-based compensation expense included in general and administrative expenses for the year ended December 31, 2016 included $2.2 million of compensation related to an equity repurchase by 313 from one of the Company's executives.

Capital Contribution

In April 2016, Parent completed the first installment of an issuance and sale to certain investors of a series of preferred stock and contributed the net proceeds from such issuance of $69.8 million to the Company as an equity contribution. In July 2016, Parent completed the final installment of the issuance and sale to certain investors of such series of preferred stock and, in August 2016, contributed the net proceeds from such issuance of $30.6 million to the Company as an equity contribution. Both issuances were private placements exempt from registration under the Securities Act.
During the year ended December 31, 2018, Parent contributed $4.7 million to the Company as a capital contribution. During the years ended December 31, 2018 and 2017, the Company returned capital to Parent of $3.1 million and $1.2 million, respectively.